[Chapman and Cutler LLP Letterhead]

September 16, 2021

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Innovator ETFs Trust

To Whom It May Concern:

On behalf of the Innovator ETFs Trust (the “Registrant”), we are transmitting for electric filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”) on September 16, 2021. This Registration Statement relates to the proposed reorganization of Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ and Innovator S&P Investment Grade Preferred ETF, each a series of Innovator ETFs Trust II, into Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ and Innovator S&P Investment Grade Preferred ETF, respectively, each a series of the Registrant.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure